Notes Payables	12 Months Ended
Dec. 31, 2024
Notes Payables [Abstract]
NOTES PAYABLES
10.	NOTES PAYABLE

	As of December 31, 2024	As of December 31, 2023

Bank acceptance notes payable issued by Industrial Bank Fuzhou Branch	$6,955	$-
Commercial acceptance notes payable guaranteed by China Minsheng Bank Fuzhou Branch	-	8,471
Commercial acceptance notes payable guaranteed by China Postal Savings Bank Fuzhou Branch	4,196	-
Letters of Credit issued by Industrial Bank Fuzhou Branch (a)	3,756	-
Total	$14,907	$8,471

(a)	On September 30 2024 and October 31, 2024, Industrial Bank Fuzhou Branch issued letter of credits approximately $1.8 million (RMB13.0 million) and approximately $1.9 million (RMB14.0 million) to the Company with due date of September 23, 2025 and September 30, 2025. These letters of credit were drawn down from Industrial Bank Fuzhou Branch’s credit line,

The movement of notes payable is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Beginning balance	$8,471	$2,046	$-
Additions	34,003	8,515	2,119
Repayments	(27,381)	(2,022)	-
Exchange rate effect	(186)	(68)	(73)
Total	$14,907	$8,471	$2,046